Stock Compensation (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock Compensation [Textual]
Stock-based compensation	$ 453,941	$ 1,091,052	$ 3,117,807	$ 1,765,074